Restructuring and Relocation (Restructuring) (Details) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Restructuring	Dec. 31, 2012 Restructuring position	Dec. 31, 2012 Restructuring - Severance	Dec. 31, 2012 Minimum Restructuring
Restructuring Cost and Reserve
Expected annual cost savings								$ 60,000,000
Number of positions eliminated due to restructuring						300
Goodwill and other asset impairment charges related to restructuring		4,883,000	0	0		5,000,000
Goodwill, impairment loss related to restructuring	157,000,000	158,884,000	0		2,000,000	2,000,000
Restructuring accrual included in Accrued Liabilities							4,000,000
Restructuring accrual included in Other Liabilities							3,000,000
Restructuring Reserve Roll Forward
Beginning balance							0
Amounts expensed						18,000,000	10,591,000
Amounts paid							(3,591,000)
Ending balance							$ 7,000,000